Share-based payments, Employee Share Plan (Details)	6 Months Ended
Dec. 31, 2022 Tranche
Employee Share Plan [Abstract]
Number of tranches	3
Maximum [Member]
Employee Share Plan [Abstract]
Term of limited recourse loan	9 years 11 months